Leases (Details) - USD ($)			9 Months Ended	12 Months Ended
	May 29, 2025	Aug. 07, 2023	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Percentage of operating leases		3.00%
Incremental borrowing rate			8.50%	8.50%
Monthly fee (in Dollars)	$ 1,500
Weighted-average discount rate on operating lease liabilities			8.50%	8.50%
Weighted-average remaining term of operating leases			4 years 6 months	2 years 6 months